Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 07, 2019
Entity Registrant Name	dei_EntityRegistrantName	Destra Investment Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001492374
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 08, 2019
Document Effective Date	dei_DocumentEffectiveDate	Aug. 07, 2019
Prospectus Date	rr_ProspectusDate	Aug. 07, 2019